SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the status of the Company's stock option plans as of December 31, 2014, 2013 and 2012 and changes during the years then ended is as follows:

			WEIGHTED-	WEIGHTED-
	OPTIONS AND		AVERAGE	AVERAGE
	RSUs	OUTSTANDING	EXERCISE	FAIR
	AVAILABLE	OPTIONS AND	PRICE PER	VALUE OF
	FOR GRANT	RSUs	SHARE ($)	OPTION
Outstanding at December 31, 2011	2,820,387	3,021,809	4.56
Increase in option pool, net	516,691	-	-
Granted	(794,000)	794,000	10.38	$5.20
Forfeited	89,331	(89,331)	10.04
Exercised	-	(286,054)	2.21
Outstanding at December 31, 2012	2,632,409	3,440,424	5.96
Increase in option pool, net	800,000	-	-
Granted	(1,241,000)	1,241,000	7.25	$3.64
Forfeited	241,605	(241,605)	8.52
Exercised	-	(839,633)	2.38
Outstanding at December 31, 2013	2,433,014	3,600,186	6.95
Granted	(1,491,600)	1,491,600	7.99	$3.32
Forfeited	566,096	(566,096)	9.10
Exercised	-	(641,727)	2.72
Outstanding at December 31, 2014	1,507,510	3,883,963	7.73

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table summarizes information about options outstanding and exercisable as of December 31, 2014:

	OPTIONS AND RSUs OUTSTANDING				OPTIONS AND RSUs EXERCISABLE
	NUMBER		WEIGHTED-		NUMBER	WEIGHTED-
RANGE OF	OUTSTANDING		AVERAGE	WEIGHTED-	OUTSTANDING	AVERAGE	WEIGHTED-
EXERCISE	AT		REMAINING	AVERAGE	AT	REMAINING	AVERAGE
PRICE	DECEMBER 31,		CONTRACTUAL	EXERCISE	DECEMBER 31,	CONTRACTUAL	EXERCISE
	$2014		LIFE	PRICE	2014	LIFE	PRICE
0.01	24,800	*	6.4	$0.01	-	-	-
1.67 – 2.00	123,124		0.5	$1.91	123,124	0.5	$1.91
2.55 – 4.43	160,060		1.2	$2.77	160,060	1.2	$2.77
5.16 – 6.77	192,235		2.1	$5.64	192,235	2.1	$5.64
7.06 – 7.65	1,877,892		5.5	$7.21	539,809	4.0	$7.20
8.00 – 8.41	472,187		3.4	$8.23	306,395	3.0	$8.21
9.47 – 9.71	626,041		3.6	$9.52	373,999	3.2	$9.54
10.13 - 12.98	407,624		4.6	$11.96	183,812	3.9	$12.98
	3,883,963				1,879,434

*RSUs

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The following table summarizes the effects of stock-based compensation resulting from the application of ASC 718 included in the Statements of Operations for the years ended December 31, 2014, 2013 and 2012:

	YEAR ENDED DECEMBER 31,
	2014	2013	2012

Cost of revenues	$434	$357	$312
Research and development expenses	489	292	254
Selling and marketing expenses	997	750	611
General and administrative expenses	1,548	1,345	1,357
Total	$3,468	$2,744	$2,534